DECOMISSIONING PROVISION (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of decommissioning provisions

($ millions)	2018	2017
Balance at January 1	551	496
Unwinding of discount rate	12	12
Change in rates	—	43
Acquisition	—	10
Additions	18	33
Change in estimates and other	(8)	(43)
Total	573	551
Less current portion (included in accrued liabilities)	(4)	(5)
Balance at December 31	569	546